Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
STOCKHOLDERS' EQUITY

9. STOCKHOLDERS’ EQUITY

Share Exchange

On August 14, 2015, Snöbar Holdings entered into the Share Exchange Agreement with the Company and Snöbar Holdings’ shareholders (the “Snöbar Shareholders”) who held of record (i) at least 99% and up to 100% of the total issued and outstanding shares of Class A Common Stock and (ii) 100% of the total issued and outstanding shares of Class B Common Stock, of Snöbar Holding. In accordance with the terms and provisions of the Share Exchange Agreement, the Company acquired all of the issued and outstanding shares of Snöbar Holdings’ Class A and Class B Common Stock from Snöbar Shareholders, with Snöbar Holdings becoming a wholly owned subsidiary of the Company, in exchange for the issuance to the Snöbar Shareholders of 22,500,000 shares of restricted common stock of the Company and the issuance of 2,500,000 restricted shares of the Company’s common stock to certain other persons (as set forth below).

The 2,500,000 restricted shares of the Company’s common stock were issued for the following: 600,000 shares were issued for services for a total of $326,900 of non-cash expenses; a former officer of the Company received 1,000,000 shares in exchange for his 1,000,000 shares of Series E Preferred Stock; and 900,000 shares were issued to extinguish $21,675 of debt due to a former officer and shareholder of the Company.

Common Stock and Preferred Stock

The Company is authorized to issue up to 10,000,000 shares of its preferred stock, $0.001 par value per share. Effective as of October 2016, the Company designated 1,000,000 shares of preferred stock as Series E Preferred Stock (the “Series E Preferred Stock”). Under the rights, preferences and privileges of the Series E Preferred Stock, for every share of Series E Preferred Stock held, the holder thereof has the voting rights equal to 10 shares of common stock. The Series E Preferred Stock is not convertible into any class of stock of the Company and has no preferences to dividends or liquidation rights. As of September 30, 2018 and December 31, 2017, there were 1,000,000 shares of Series E Preferred Stock issued and outstanding.

From July 1, 2018 through September 30, 2018, the Company issued 15,511,066 shares of its common stock to various investors for services or debt conversion. The Company also issued 826,296 shares of its common stock as a result of stock dividends.

On July 23, 2018, the Company amended the total number of common stock shares it is authorized to issue from 100,000,000 to 500,000,000. The Company is authorized to issue up to 500,000,000 shares of its common stock, $0.001 par value per share. Holders of common stock hold one vote per share. As of September 30, 2018, there were 98,963,753 shares of common stock issued and outstanding, respectively.

10.	STOCKHOLDERS’ EQUITY

Share Exchange

On August 14, 2015, Snöbar Holdings entered into the Share Exchange Agreement with the Company and Snöbar Holdings’ shareholders (the “Snöbar Shareholders”) who held of record (i) at least 99% and up to 100% of the total issued and outstanding shares of Class A Common Stock and (ii) 100% of the total issued and outstanding shares of Class B Common Stock, of Snöbar Holding. In accordance with the terms and provisions of the Share Exchange Agreement, the Company acquired all of the issued and outstanding shares of Snöbar Holdings’ Class A and Class B Common Stock from Snöbar Shareholders, with Snöbar Holdings becoming a wholly owned subsidiary of the Company, in exchange for the issuance to the Snöbar Shareholders of 22,500,000 shares of restricted common stock of the Company and the issuance of 2,500,000 restricted shares of the Company’s common stock to certain other persons (as set forth below).

The 2,500,000 restricted shares of the Company’s common stock were issued for the following: 600,000 shares were issued for services for a total of $326,900 of non-cash expenses; a former officer of the Company received 1,000,000 shares in exchange for his 1,000,000 shares of the Company’s Series E Preferred Stock; and 900,000 shares were issued to extinguish $21,675 of debt due to a former officer and shareholder of the Company.

Common Stock and Preferred Stock

The Company is authorized to issue up to 10,000,000 shares of its preferred stock, $0.001 par value per share. Effective as of October 2016, the Company designated 1,000,000 shares of preferred stock as Series E Preferred Stock (the “Series E Preferred Stock”). Under the rights, preferences and privileges of the Series E Preferred Stock, for every share of Series E Preferred Stock held, the holder thereof has the voting rights equal to 10 shares of common stock. The Series E Preferred Stock is not convertible into any class of stock of the Company and has no preferences to dividends or liquidation rights. As of December 31, 2017 and 2016, there were 1,000,000 shares of Series E Preferred Stock issued and outstanding.

From January 1, 2017 through December 31, 2017, the Company issued2,849,551 shares of its common stock to various investors for cash and other considerations.

From January 1, 2017 through December31, 2017, the Company issued 11,243,333 shares of its common stock and cancelled 4,960,000 shares issued in the first quarter of 2017fiscal year as a result of a failure to close an acquisition, resulting in a net issuance of 9,132,884 (including converted 2,849,551 shares) for services and repayment of debt.

The Company is authorized to issue up to 100,000,000 shares of its common stock, $0.001 par value per share. Holders of common stock have one vote per share. As of December 31, 2017 and 2016, there were 36,430,248 and 27,297,364 shares of the Company’s common stock issued and outstanding, respectively.